UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Money Market
Central Fund

December 31, 2013

1.811315.109

CFM-QTLY-0214

Investments December 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 41.9%
	Yield (a)	Principal Amount	Value
Domestic Certificates Of Deposit - 6.1%
Citibank NA
2/3/14 to 5/20/14	0.21 to 0.31%	$ 38,000,000	$ 38,000,000
Fifth Third Bank, Cincinnati
2/3/14 to 2/18/14	0.30 to 0.32	3,000,000	3,000,000
RBS Citizens NA
1/8/14	0.30	4,000,000	4,000,000
Wells Fargo & Co.
3/12/14 to 3/28/14	0.19 (c)	4,000,000	4,000,000
Wells Fargo Bank NA
5/6/14	0.20	2,000,000	2,000,000
			51,000,000
London Branch, Eurodollar, Foreign Banks - 3.1%
Mizuho Corporate Bank Ltd.
3/4/14	0.28	4,000,000	4,000,000
National Australia Bank Ltd.
2/21/14 to 4/8/14	0.19 to 0.25 (c)	22,000,000	22,000,000
			26,000,000
New York Branch, Yankee Dollar, Foreign Banks - 32.7%
Bank of Montreal Chicago CD Program
2/3/14 to 9/12/14	0.20 to 0.21 (c)	9,000,000	9,000,000
Bank of Nova Scotia
1/3/14 to 6/10/14	0.20 to 0.29 (c)	25,000,000	25,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
1/13/14 to 5/15/14	0.25 to 0.72 (c)	40,000,000	40,002,297
BNP Paribas New York Branch
4/10/14	0.25	3,000,000	3,000,000
Canadian Imperial Bank of Commerce
6/2/14 to 9/12/14	0.22 to 0.29 (c)	17,000,000	17,000,000
Credit Suisse AG
2/10/14 to 7/9/14	0.30 to 0.32 (c)	17,000,000	17,000,000
DnB NOR Bank ASA
1/31/14	0.20	1,000,000	1,000,046
Mitsubishi UFJ Trust & Banking Corp.
2/21/14	0.32	1,000,000	1,000,000
Mizuho Corporate Bank Ltd.
1/23/14 to 5/2/14	0.25	26,000,000	26,000,000
Certificate of Deposit - continued
	Yield (a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - continued
Natexis Banques Populaires New York Branch
2/4/14 to 2/18/14	0.24	$ 24,000,000	$ 24,000,000
National Bank of Canada
3/11/14 to 6/19/14	0.30 to 0.34 (c)	19,000,000	19,000,000
Nordea Bank AB
4/14/14	0.20	8,000,000	8,000,000
Royal Bank of Canada
6/3/14	0.22 (c)	3,000,000	3,000,000
Skandinaviska Enskilda Banken
3/20/14	0.24	3,000,000	3,000,000
Sumitomo Mitsui Banking Corp.
1/2/14 to 6/16/14	0.22 to 0.31 (c)	39,000,000	39,000,000
Sumitomo Mitsui Trust Banking Ltd.
2/4/14 to 5/5/14	0.26 to 0.27	19,000,000	19,000,000
Toronto-Dominion Bank
4/7/14 to 9/10/14	0.21 to 0.25	7,000,000	7,000,000
UBS AG
4/30/14 to 7/11/14	0.26 to 0.29 (c)	11,000,000	11,000,000
			272,002,343
TOTAL CERTIFICATE OF DEPOSIT (Cost $349,002,343)			349,002,343
Financial Company Commercial Paper - 12.8%

Barclays Bank PLC/Barclays U.S. CCP Funding LLC
1/13/14	0.24	1,000,000	999,920
Barclays U.S. Funding Corp.
3/20/14	0.23	3,000,000	2,998,505
BAT International Finance PLC
1/24/14	0.27	1,000,000	999,828
BNP Paribas Finance, Inc.
2/4/14 to 4/14/14	0.22 to 0.25	20,000,000	19,990,065
Commonwealth Bank of Australia
3/28/14 to 4/7/14	0.17 to 0.26 (c)	9,000,000	9,001,008
Credit Suisse AG
4/1/14 to 4/7/14	0.28	4,000,000	3,997,153
Financial Company Commercial Paper - continued
	Yield (a)	Principal Amount	Value
Deutsche Bank Financial LLC
2/27/14	0.22%	$ 13,000,000	$ 12,995,472
DNB Bank ASA
1/13/14 to 1/21/14	0.22	6,000,000	5,999,418
General Electric Capital Corp.
5/1/14 to 5/5/14	0.22	3,000,000	2,997,769
JPMorgan Chase & Co.
2/3/14 to 3/7/14	0.27 (c)	9,000,000	9,000,000
JPMorgan Securities LLC
5/23/14	0.30	8,000,000	7,990,533
Nationwide Building Society
1/3/14 to 3/4/14	0.23 to 0.24	4,000,000	3,998,747
Skandinaviska Enskilda Banken AB
3/19/14 to 3/27/14	0.24	14,000,000	13,992,520
Societe Generale North America, Inc.
1/31/14	0.25	4,000,000	3,999,167
Swedbank AB
2/12/14	0.24	6,000,000	5,998,320
Toronto Dominion Holdings (U.S.A.)
2/18/14	0.25	2,000,000	1,999,333
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $106,957,758)			106,957,758
Asset Backed Commercial Paper - 0.4%

Sheffield Receivables Corp. (Barclays Bank PLC Guaranteed)
1/14/14
(Cost $2,999,729)	0.25	3,000,000	2,999,729
Other Commercial Paper - 1.3%

Comcast Corp.
1/16/14 to 1/17/14	0.25 to 0.26	2,000,000	1,999,781
Devon Energy Corp.
1/30/14	0.31 (c)	4,000,000	4,000,000
PNC Bank NA
4/17/14	0.27	1,000,000	1,000,000
Other Commercial Paper - continued
	Yield (a)	Principal Amount	Value
Toyota Motor Credit Corp.
3/13/14	0.20% (c)	$ 3,000,000	$ 3,000,000
Virginia Electric & Power Co.
1/27/14	0.26	1,150,000	1,149,784
TOTAL OTHER COMMERCIAL PAPER (Cost $11,149,565)			11,149,565
Treasury Debt - 10.0%

U.S. Treasury Obligations - 10.0%
U.S. Treasury Bills
4/24/14 to 5/22/14	0.08 to 0.14	38,210,000	38,195,545
U.S. Treasury Notes
1/15/14 to 9/15/14	0.10 to 0.17	44,660,000	44,787,996
TOTAL TREASURY DEBT (Cost $82,983,541)			82,983,541
Other Note - 1.7%

Bank Notes - 0.5%
Bank of America NA
1/10/14	0.22	4,000,000	4,000,000
Medium-Term Notes - 1.2%
Dominion Resources, Inc.
2/13/14	0.36 (b)(c)	2,000,000	2,000,000
Svenska Handelsbanken AB
6/13/14 to 6/27/14	0.27 to 0.28 (b)(c)	8,000,000	8,000,000
			10,000,000
TOTAL OTHER NOTE (Cost $14,000,000)			14,000,000
Variable Rate Demand Note - 0.6%

Delaware - 0.6%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, VRDN
1/7/14
(Cost $4,600,000)	0.23 (c)	4,600,000	4,600,000
Government Agency Debt - 7.7%
	Yield (a)	Principal Amount	Value
Federal Agencies - 7.7%
Fannie Mae
9/11/14 to 10/21/15	0.15% (c)	$ 14,000,000	$ 13,997,712
Federal Home Loan Bank
6/6/14 to 10/30/14	0.14 to 0.25	10,000,000	9,995,255
Freddie Mac
6/25/14 to 10/16/15	0.13 to 0.17 (c)	40,000,000	39,994,431
TOTAL GOVERNMENT AGENCY DEBT (Cost $63,987,398)			63,987,398
Other Instrument - 3.5%

Time Deposits - 3.5%
Credit Agricole CIB
1/2/14	0.05	7,000,000	7,000,000
ING Bank NV
1/6/14	0.12	5,000,000	5,000,000
Natixis SA (TD)
1/6/14	0.14	17,000,000	17,000,000
TOTAL OTHER INSTRUMENT (Cost $29,000,000)			29,000,000
Other Municipal Debt - 0.9%

New Hampshire - 0.5%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A2, 0.35% tender 1/15/14, CP mode (d)	4,000,000	4,000,000
Texas - 0.4%
Texas Gen. Oblig. TRAN Series 2013, 0.1909% to 0.1959% 8/28/14	3,700,000	3,743,734
TOTAL OTHER MUNICIPAL DEBT (Cost $7,743,734)		7,743,734
Government Agency Repurchase Agreement - 9.3%
	Maturity Amount	Value
In a joint trading account at 0.03% dated 12/31/13 due 1/2/14 (Collateralized by U.S. Government Obligations) #	$ 75,539,140	$ 75,539,000
With Mitsubishi UFJ Securities (U.S.A.), Inc. at 0.17%, dated 12/16/13 due 1/7/14 (Collateralized by U.S. Government Obligations valued at $2,040,164, 3.5%, 4/1/27)	2,001,228	2,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $77,539,000)		77,539,000
Other Repurchase Agreement - 9.9%

Other Repurchase Agreement - 9.9%
With:
BNP Paribas Securities Corp. at 0.3%, dated 12/12/13 due 1/7/14 (Collateralized by Corporate Obligations valued at $1,056,739, 4.6%, 9/15/23)	1,000,525	1,000,000
Citigroup Global Markets, Inc. at:
0.85%, dated 10/18/13 due 1/16/14 (Collateralized by Equity Securities valued at $1,081,976)	1,002,125	1,000,000
0.98%, dated 11/21/13 due 4/7/14 (Collateralized by Corporate Obligations valued at $2,165,401, 0.6% - 6.5%, 11/5/35 - 1/15/49)	2,009,800	2,000,000
Credit Suisse Securities (U.S.A.) LLC at:
0.14%, dated 12/31/13 due 1/7/14 (Collateralized by U.S. Government Obligations valued at $1,030,609, 2.5%, 10/16/47)	1,000,027	1,000,000
0.64%, dated:
10/7/13 due 1/6/14 (Collateralized by Corporate Obligations valued at $1,082,990, 0.33% - 0.65%, 5/15/24 - 9/25/37)	1,001,618	1,000,000
10/15/13 due 1/10/14 (Collateralized by Corporate Obligations valued at $1,081,939, 0.88% - 1.76%, 7/25/34 - 10/25/37)	1,001,547	1,000,000
0.71%, dated:
10/17/13 due 4/16/14 (Collateralized by Corporate Obligations valued at $1,085,282, 0.87%, 2/21/40)	1,003,570	1,000,000
10/22/13 due 4/21/14 (Collateralized by Mortgage Loan Obligations valued at $1,083,138, 0.38% - 5.38%, 12/25/33 - 6/25/47)	1,003,570	1,000,000
11/4/13 due 5/2/14 (Collateralized by Corporate Obligations valued at $1,084,620, 0.28%, 11/25/47)	1,003,530	1,000,000
11/12/13 due 5/9/14 (Collateralized by Corporate Obligations valued at $2,163,215, 0.4% - 1.8%, 8/25/34 - 10/25/37)	2,007,021	2,000,000
Other Repurchase Agreement - continued
	Maturity Amount	Value
Other Repurchase Agreement - continued
With: - continued
Credit Suisse Securities (U.S.A.) LLC at: - continued
0.71%, dated: - continued
12/6/13 due 6/4/14 (Collateralized by Corporate Obligations valued at $1,083,844, 0.28% - 5.19%, 7/25/35 - 11/25/47)	$ 1,003,550	$ 1,000,000
HSBC Securities, Inc. at 0.18%, dated 12/31/13 due 1/2/14 (Collateralized by Corporate Obligations valued at $10,503,285, 3.1% - 5.2%, 1/9/23 - 9/15/23)	10,000,100	10,000,000
ING Financial Markets LLC at:
0.26%, dated 12/31/13 due 1/2/14 (Collateralized by Corporate Obligations valued at $5,400,889, 7.8%, 4/10/23)	5,000,072	5,000,000
0.29%, dated 12/13/13 due 1/7/14 (Collateralized by Equity Securities valued at $1,082,809)	1,000,258	1,000,000
J.P. Morgan Clearing Corp. at:
0.53%, dated 11/1/13 due 4/30/14 (Collateralized by Mortgage Loan Obligations valued at $2,160,064, 0% - 6.2%, 11/25/35 - 7/25/47)	2,005,300	2,000,000
0.59%, dated 12/9/13 due 4/8/14 (Collateralized by Corporate Obligations valued at $1,088,864, 1.75%, 4/15/15)	1,001,967	1,000,000
0.6%, dated 10/17/13 due 2/14/14 (Collateralized by Corporate Obligations valued at $1,088,951, 4.06%, 12/31/39)	1,002,000	1,000,000
0.62%, dated 12/18/13 due 5/16/14 (Collateralized by Mortgage Loan Obligations valued at $2,163,964, 2.8%, 5/25/36)	2,005,132	2,000,000
J.P. Morgan Securities, Inc. at:
0.15%, dated 12/31/13 due 1/7/14 (Collateralized by U.S. Government Obligations valued at $2,060,189, 11.6%, 12/15/43)	2,000,058	2,000,000
0.61%, dated:
10/29/13 due 3/31/14 (Collateralized by Mortgage Loan Obligations valued at $1,083,561, 2.7%, 9/25/36)	1,003,558	1,000,000
11/13/13 due 3/13/14 (Collateralized by Mortgage Loan Obligations valued at $1,080,950, 2.7%, 9/25/36)	1,002,033	1,000,000
0.62%, dated 11/13/13 due 3/31/14 (Collateralized by Mortgage Loan Obligations valued at $2,163,964, 2.8%, 5/25/36)	2,009,334	2,000,000
0.65%, dated 7/19/13 due 3/31/14 (Collateralized by Mortgage Loan Obligations valued at $4,333,471, 2.7% - 5.5%, 3/25/35 - 9/25/36)	4,019,428	4,000,000
Other Repurchase Agreement - continued
	Maturity Amount	Value
Other Repurchase Agreement - continued
With: - continued
Merrill Lynch, Pierce, Fenner & Smith at:
0.23%, dated 12/18/13 due 1/3/14 (Collateralized by U.S. Government Obligations valued at $4,120,395, 2%, 4/25/40)	$ 4,000,409	$ 4,000,000
0.26%, dated 12/27/13 due 1/3/14 (Collateralized by Equity Securities valued at $4,320,190)	4,000,202	4,000,000
0.53%, dated 12/31/13 due 1/7/14 (Collateralized by Corporate Obligations valued at $2,160,064, 0% - 6.2%, 11/25/35 - 7/25/47) (c)(e)	2,000,226	2,000,000
0.73%, dated 12/10/13 due 2/7/14 (Collateralized by Corporate Obligations valued at $3,329,215, 2% - 3.8%, 11/15/14 - 10/1/18)	3,003,589	3,000,000
0.85%, dated:
12/6/13 due 2/7/14 (Collateralized by Mortgage Loan Obligations valued at $1,081,105, 0.6% - 1%, 6/15/20 - 8/25/37)	1,001,488	1,000,000
12/16/13 due 2/7/14 (Collateralized by Mortgage Loan Obligations valued at $2,165,517, 0.8% - 6%, 12/15/20 - 11/15/45)	2,002,503	2,000,000
Mizuho Securities U.S.A., Inc. at:
0.3%, dated:
12/17/13 due 1/2/14 (Collateralized by U.S. Treasury Obligations valued at $1,020,167, 0%, 3/20/14)	1,000,133	1,000,000
12/30/13 due 1/7/14 (Collateralized by U.S. Treasury Obligations valued at $1,020,067, 0%, 3/20/14)	1,000,125	1,000,000
0.52%, dated 12/2/13 due 1/2/14 (Collateralized by U.S. Government Obligations valued at $1,032,279, 2% - 5.8%, 10/25/37 - 10/20/63)	1,000,448	1,000,000
0.92%, dated:
10/23/13 due 1/21/14 (Collateralized by Corporate Obligations valued at $1,033,674, 0.33% - 3%, 2/25/37 - 10/20/63)	1,002,300	1,000,000
11/4/13 due 2/3/14 (Collateralized by Corporate Obligations valued at $1,307,221, 1.66%, 10/25/37)	1,002,326	1,000,000
11/12/13 due 2/10/14 (Collateralized by U.S. Government Obligations valued at $1,029,752, 0.25% - 3.92%, 12/15/15 - 9/16/50)	1,002,300	1,000,000
12/4/13 due 3/4/14 (Collateralized by Corporate Obligations valued at $1,084,332, 5.9%, 9/16/19)	1,002,300	1,000,000
Other Repurchase Agreement - continued
	Maturity Amount	Value
Other Repurchase Agreement - continued
With: - continued
Mizuho Securities U.S.A., Inc. at: - continued
1.1%, dated:
9/9/13 due 1/9/14 (Collateralized by Mortgage Loan Obligations valued at $1,081,068, 0.64% - 3%, 12/25/34 - 9/16/50)	$ 1,003,728	$ 1,000,000
10/30/13 due 2/27/14 (Collateralized by Corporate Obligations valued at $1,033,803, 0.33% - 3%, 2/25/37 - 10/20/63)	1,003,667	1,000,000
RBC Capital Markets Co. at:
0.24%, dated 12/27/13 due 1/3/14 (Collateralized by U.S. Government Obligations valued at $1,024,363, 2.5% - 5.8%, 2/1/27 - 7/1/43)	1,000,047	1,000,000
0.31%, dated 12/23/13 due 1/7/14 (Collateralized by U.S. Government Obligations valued at $1,029,979, 3% - 8.2%, 12/1/25 - 11/1/43)	1,000,784	1,000,000
RBS Securities, Inc. at 0.6%, dated 12/31/13 due 1/7/14 (Collateralized by U.S. Government Obligations valued at $2,060,016, 5.9%, 3/25/37 - 9/25/39)	2,000,233	2,000,000
SG Americas Securities, LLC at:
0.23%, dated 12/31/13 due 1/7/14 (Collateralized by Equity Securities valued at $1,080,030)	1,000,045	1,000,000
0.26%, dated:
12/26/13 due 1/2/14 (Collateralized by Equity Securities valued at $2,160,131)	2,000,101	2,000,000
12/27/13 due 1/3/14 (Collateralized by Equity Securities valued at $2,160,639)	2,000,101	2,000,000
0.28%, dated 12/30/13 due 1/6/14 (Collateralized by Equity Securities valued at $1,080,039)	1,000,054	1,000,000
Other Repurchase Agreement - continued
	Maturity Amount	Value
Other Repurchase Agreement - continued
With: - continued
UBS Securities LLC at 0.44%, dated:
10/8/13 due 1/7/14 (Collateralized by Corporate Obligations valued at $1,081,489, 1.4% - 4%, 5/15/16 - 8/15/20)	$ 1,001,124	$ 1,000,000
10/15/13 due 1/7/14 (Collateralized by Corporate Obligations valued at $1,081,508, 0.5% - 5%, 5/15/16 - 2/15/33)	1,001,124	1,000,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $82,000,000)		82,000,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $831,963,068)		831,963,068
NET OTHER ASSETS (LIABILITIES) - 0.0%		340,302
NET ASSETS - 100%		$ 832,303,370
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,000,000 or 1.2% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) The maturity amount is based on the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$75,539,000 due 1/02/14 at 0.03%
BNY Mellon Capital Markets LLC	$ 8,913,131
Mizuho Securities USA, Inc.	63,015,016
Morgan Stanley & Co., Inc.	3,610,853
$ 75,539,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At December 31, 2013, the cost of investment securities for income tax purposes was $831,963,068.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 28, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	February 28, 2014